Trade payables and other current liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2019
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term	30 days
Trade payables	$ 9,412	[1]	$ 13,023	[1],[2]		$ 8,834
Deferred revenue, current	$ 973		740			727
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest rate	8.34%
Trade payables	$ 2,399		$ 5,061
Maintenance Revenue
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue, maintenance period			12 months		12 months
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue, current	$ 973		$ 740			$ 727

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.